Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs
Interest and Finance Costs
	Year ended December 31,
	2015	2014	2013
Interest expense (Note 5)	$25,926	$13,338	$8,248
Amortization of deferred financing fees	1,545	785	1,050
Commitment fees (Note 5)	15	360	327
Other	488	41	107
Total	$27,974	$14,524	$9,732